Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Summary of Other Current Liabilities

	2022	2021
Derivatives	316	—
Employee withholding taxes	1,830	1,694
Value added tax	7,617	7,267
Other	2,060	653
Total	11,823	9,614